Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trading assets	£ 3,927	£ 19,462
Other financial assets at fair value through profit or loss	2,977	3,794
Total financial assets at fair value through profit or loss	6,904	23,256
Loans and advances to customers [Member]
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	2,334	3,120
Debt securities
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	508	518
Equity shares
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	£ 135	£ 156